Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended	96 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000212599_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Small Cap Value Index Fund
C000212599_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000212599_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,311
C000212599_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,387
C000212599_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,042
C000212599_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,781
C000212599_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,165
C000212599_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,979
C000212599_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,408
C000212599_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
C000212599_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212599_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,323
C000212599_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,423
C000212599_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,075
C000212599_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,800
C000212599_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,195
C000212599_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,980
C000212599_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,423
C000212599_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212599_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212599_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,459
C000212599_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,078
C000212599_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000212599_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000212599_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,021
C000212599_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,931
C000212599_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,933
C000212598_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Small Cap Growth Index Fund
C000212598_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212598_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,359
C000212598_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,675
C000212598_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,451
C000212598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,413
C000212598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,562
C000212598_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,891
C000212598_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,673
C000212598_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Growth Index
C000212598_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212598_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,369
C000212598_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,695
C000212598_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,448
C000212598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,384
C000212598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,516
C000212598_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,830
C000212598_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,576
C000212598_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212598_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212598_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,459
C000212598_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,078
C000212598_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000212598_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000212598_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,021
C000212598_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,931
C000212598_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,933
C000212597_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Mid Cap Value Index Fund
C000212597_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212597_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,735
C000212597_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,349
C000212597_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,003
C000212597_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,271
C000212597_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,858
C000212597_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,559
C000212597_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,960
C000212597_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000212597_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212597_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	8,756
C000212597_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	13,402
C000212597_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,062
C000212597_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,329
C000212597_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,925
C000212597_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,647
C000212597_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,078
C000212597_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212597_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212597_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,459
C000212597_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,078
C000212597_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000212597_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000212597_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,021
C000212597_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,931
C000212597_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,933
C000212596_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Mid Cap Growth Index Fund
C000212596_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212596_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,886
C000212596_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,643
C000212596_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,018
C000212596_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,566
C000212596_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,601
C000212596_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,711
C000212596_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,923
C000212596_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Growth Index
C000212596_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212596_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,946
C000212596_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,738
C000212596_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,083
C000212596_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,647
C000212596_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,702
C000212596_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,861
C000212596_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,087
C000212596_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212596_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,000
C000212596_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,459
C000212596_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	15,078
C000212596_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,987
C000212596_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,449
C000212596_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	19,021
C000212596_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	21,931
C000212596_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	26,933
C000257876_LG_ClassMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Enhanced Municipal Income Fund
C000257876_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257876_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	9,973
C000257876_LG_1_AdditionalIndexMember_2YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
C000257876_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,000
C000257876_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 9,945